Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 283,929,250.00
Previously Paid Amount	0.00
Total Fee Amount	39,210.63
Total Offset Amount	0.00
Net Fee	$ 39,210.63
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A